Organization and business (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shanghai Euro Tech Environmental Engineering Company Limited
Percentage of equity ownership	0.00%	100.00%
Place of incorporation	The PRC	The PRC
Principal activities	Inactive	Inactive
Shanghai Euro Tech Limited
Percentage of equity ownership	100.00%	100.00%
Place of incorporation	The PRC	The PRC
Principal activities	Manufacturing of analytical and testing equipment	Manufacturing of analytical and testing equipment
Euro Tech Trading (Shanghai) Limited
Percentage of equity ownership	100.00%	100.00%
Place of incorporation	The PRC	The PRC
Principal activities	Inactive	Inactive
Euro Tech (China) Limited
Percentage of equity ownership	0.00%	0.00%
Place of incorporation	Hong Kong	Hong Kong
Principal activities	Inactive	Inactive
Euro Tech (Far East) Limited
Percentage of equity ownership	100.00%	100.00%
Place of incorporation	Hong Kong	Hong Kong
Principal activities	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems
Zhejiang Tianlan Environmental Protection Technology Co. Ltd.
Percentage of equity ownership	19.40%	19.40%
Place of incorporation	The PRC	The PRC
Principal activities	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted
Pact Asia Pacific Limited
Percentage of equity ownership	58.00%	58.00%
Place of incorporation	The British Virgin Islands	The British Virgin Islands
Principal activities	Selling of environmental protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services	Selling of environmental protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services
Yixing Pact Environmental Technology Co., Ltd
Percentage of equity ownership	58.00%	58.00%
Place of incorporation	The PRC	The PRC
Principal activities	Design, manufacturing and operation of water and waste water treatment machinery and equipment	Design, manufacturing and operation of water and waste water treatment machinery and equipment
ZHEJIANG TIANLAN | Hangzhou Tiancan Environmental Technology Company Limited
Percentage of equity ownership	80.00%	80.00%
Place of incorporation	PRC	PRC
Principal activities	Manufacturing of environmental protection equipment	Manufacturing of environmental protection equipment
ZHEJIANG TIANLAN | Hangzhou Tianlan Pure Environmental Protection Technology Company Limited
Percentage of equity ownership	38.25%	38.25%
Place of incorporation	PRC	PRC
Principal activities	Manufacturing of environmental protection equipment	Manufacturing of environmental protection equipment
ZHEJIANG TIANLAN | Zhejiang Tianlan Environmental Protection Engineering Company Limited
Percentage of equity ownership	100.00%	100.00%
Place of incorporation	PRC	PRC
Principal activities	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted	Design, general contract, installation and operating management of environmental protection projects
ZHEJIANG TIANLAN | Hangzhou Tianlan Environmental Protection Equipment Company Limited
Percentage of equity ownership	51.00%	51.00%
Place of incorporation	PRC	PRC
Principal activities	Manufacturing and installation services of environmental protection equipment	Manufacturing and installation services of environmental protection equipment